Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000099049 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets AlphaDEX® Fund
Class Name	First Trust Emerging Markets AlphaDEX® Fund
Trading Symbol	FEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 415,524,315
Holdings Count | Holding	158
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$415,524,315
Total number of portfolio holdings	158
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	2.0%
Pop Mart International Group Ltd.	1.7%
Industrias Penoles S.A.B. de C.V.	1.5%
Wan Hai Lines Ltd.	1.3%
Embraer S.A.	1.2%
Xiaomi Corp., Class B	1.2%
Magyar Telekom Telecommunications PLC	1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1.2%
Prologis Property Mexico S.A. de C.V.	1.2%
Shandong Gold Mining Co., Ltd., Class H	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	2.0%
Pop Mart International Group Ltd.	1.7%
Industrias Penoles S.A.B. de C.V.	1.5%
Wan Hai Lines Ltd.	1.3%
Embraer S.A.	1.2%
Xiaomi Corp., Class B	1.2%
Magyar Telekom Telecommunications PLC	1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1.2%
Prologis Property Mexico S.A. de C.V.	1.2%
Shandong Gold Mining Co., Ltd., Class H	1.2%

C000099050 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Europe AlphaDEX® Fund
Class Name	First Trust Europe AlphaDEX® Fund
Trading Symbol	FEP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$47	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 287,950,533
Holdings Count | Holding	203
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$287,950,533
Total number of portfolio holdings	203
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.9%
Fresnillo PLC	1.1%
Alpha Bank S.A.	1.0%
Indra Sistemas S.A.	1.0%
Auto1 Group SE	1.0%
STMicroelectronics N.V.	1.0%
Commerzbank AG	0.9%
Hensoldt AG	0.9%
Babcock International Group PLC	0.9%
Vend Marketplaces ASA	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.9%
Fresnillo PLC	1.1%
Alpha Bank S.A.	1.0%
Indra Sistemas S.A.	1.0%
Auto1 Group SE	1.0%
STMicroelectronics N.V.	1.0%
Commerzbank AG	0.9%
Hensoldt AG	0.9%
Babcock International Group PLC	0.9%
Vend Marketplaces ASA	0.9%

C000099051 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Latin America AlphaDEX® Fund
Class Name	First Trust Latin America AlphaDEX® Fund
Trading Symbol	FLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$46	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 12,945,382
Holdings Count | Holding	50
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$12,945,382
Total number of portfolio holdings	50
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Industrias Penoles S.A.B. de C.V.	4.4%
Embraer S.A.	3.6%
Prologis Property Mexico S.A. de C.V.	3.4%
Porto Seguro S.A.	3.4%
El Puerto de Liverpool S.A.B. de C.V., Series C1	3.4%
PRIO S.A.	3.3%
Cencosud S.A.	3.3%
Cia Energetica de Minas Gerais	3.2%
Coca-Cola Femsa S.A.B. de C.V.	3.1%
Telefonica Brasil S.A.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Industrias Penoles S.A.B. de C.V.	4.4%
Embraer S.A.	3.6%
Prologis Property Mexico S.A. de C.V.	3.4%
Porto Seguro S.A.	3.4%
El Puerto de Liverpool S.A.B. de C.V., Series C1	3.4%
PRIO S.A.	3.3%
Cencosud S.A.	3.3%
Cia Energetica de Minas Gerais	3.2%
Coca-Cola Femsa S.A.B. de C.V.	3.1%
Telefonica Brasil S.A.	3.0%

C000099052 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Brazil AlphaDEX® Fund
Class Name	First Trust Brazil AlphaDEX® Fund
Trading Symbol	FBZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$47	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 7,226,957
Holdings Count | Holding	50
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,226,957
Total number of portfolio holdings	50
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Porto Seguro S.A.	4.4%
Cia De Sanena Do Parana	4.0%
Embraer S.A.	4.0%
Marfrig Global Foods S.A.	3.9%
Cia de Saneamento de Minas Gerais Copasa MG	3.9%
TIM S.A.	3.5%
Vibra Energia S.A.	3.5%
Pagseguro Digital Ltd., Class A	3.1%
JBS N.V., BDR	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Porto Seguro S.A.	4.4%
Cia De Sanena Do Parana	4.0%
Embraer S.A.	4.0%
Marfrig Global Foods S.A.	3.9%
Cia de Saneamento de Minas Gerais Copasa MG	3.9%
TIM S.A.	3.5%
Vibra Energia S.A.	3.5%
Pagseguro Digital Ltd., Class A	3.1%
JBS N.V., BDR	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.1%

C000099053 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust China AlphaDEX® Fund
Class Name	First Trust China AlphaDEX® Fund
Trading Symbol	FCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[5]
Net Assets	$ 38,392,019
Holdings Count | Holding	52
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$38,392,019
Total number of portfolio holdings	52
Portfolio turnover rate	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	8.1%
Xiaomi Corp., Class B	4.7%
China Hongqiao Group Ltd.	4.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	3.4%
Orient Overseas International Ltd.	3.2%
Goldwind Science & Technology Co., Ltd., Class H	3.1%
China Reinsurance Group Corp., Class H	3.1%
PetroChina Co., Ltd., Class H	3.0%
BOC Aviation Ltd.	2.9%
Geely Automobile Holdings Ltd.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pop Mart International Group Ltd.	8.1%
Xiaomi Corp., Class B	4.7%
China Hongqiao Group Ltd.	4.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	3.4%
Orient Overseas International Ltd.	3.2%
Goldwind Science & Technology Co., Ltd., Class H	3.1%
China Reinsurance Group Corp., Class H	3.1%
PetroChina Co., Ltd., Class H	3.0%
BOC Aviation Ltd.	2.9%
Geely Automobile Holdings Ltd.	2.9%

C000099054 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Japan AlphaDEX® Fund
Class Name	First Trust Japan AlphaDEX® Fund
Trading Symbol	FJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$43	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[6]
Net Assets	$ 176,787,048
Holdings Count | Holding	101
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$176,787,048
Total number of portfolio holdings	101
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	7.7%
IHI Corp.	2.5%
Ryohin Keikaku Co., Ltd.	2.3%
Kawasaki Heavy Industries Ltd.	2.2%
Sanrio Co., Ltd.	1.9%
T&D Holdings, Inc.	1.6%
Central Japan Railway Co.	1.6%
Sumitomo Electric Industries Ltd.	1.6%
Chubu Electric Power Co., Inc.	1.6%
Sompo Holdings, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	7.7%
IHI Corp.	2.5%
Ryohin Keikaku Co., Ltd.	2.3%
Kawasaki Heavy Industries Ltd.	2.2%
Sanrio Co., Ltd.	1.9%
T&D Holdings, Inc.	1.6%
Central Japan Railway Co.	1.6%
Sumitomo Electric Industries Ltd.	1.6%
Chubu Electric Power Co., Inc.	1.6%
Sompo Holdings, Inc.	1.6%

C000099056 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Trading Symbol	FDT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$45	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[7]
Net Assets	$ 521,015,066
Holdings Count | Holding	302
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$521,015,066
Total number of portfolio holdings	302
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
SK Square Co., Ltd.	1.0%
Hyundai Rotem Co., Ltd.	0.9%
Fresnillo PLC	0.8%
Siemens Energy AG	0.7%
Hanwha Systems Co., Ltd.	0.7%
IHI Corp.	0.7%
Phoenix Financial Ltd.	0.7%
Indra Sistemas S.A.	0.7%
Alpha Bank S.A.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
SK Square Co., Ltd.	1.0%
Hyundai Rotem Co., Ltd.	0.9%
Fresnillo PLC	0.8%
Siemens Energy AG	0.7%
Hanwha Systems Co., Ltd.	0.7%
IHI Corp.	0.7%
Phoenix Financial Ltd.	0.7%
Indra Sistemas S.A.	0.7%
Alpha Bank S.A.	0.7%

C000099057 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Class Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Trading Symbol	FPA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$46	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%	[8]
Net Assets	$ 22,988,637
Holdings Count | Holding	101
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$22,988,637
Total number of portfolio holdings	101
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	2.8%
Hyundai Rotem Co., Ltd.	2.7%
Hanwha Systems Co., Ltd.	2.6%
Doosan Enerbility Co., Ltd.	2.5%
Samyang Foods Co., Ltd.	2.3%
Korea Electric Power Corp.	2.1%
Hanwha Aerospace Co., Ltd.	2.0%
Samsung Heavy Industries Co., Ltd.	1.8%
SK Hynix, Inc.	1.8%
Hanwha Ocean Co., Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	2.8%
Hyundai Rotem Co., Ltd.	2.7%
Hanwha Systems Co., Ltd.	2.6%
Doosan Enerbility Co., Ltd.	2.5%
Samyang Foods Co., Ltd.	2.3%
Korea Electric Power Corp.	2.1%
Hanwha Aerospace Co., Ltd.	2.0%
Samsung Heavy Industries Co., Ltd.	1.8%
SK Hynix, Inc.	1.8%
Hanwha Ocean Co., Ltd.	1.7%

C000111808 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Germany AlphaDEX® Fund
Class Name	First Trust Germany AlphaDEX® Fund
Trading Symbol	FGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$49	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.80%	[9]
Net Assets	$ 61,898,782
Holdings Count | Holding	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$61,898,782
Total number of portfolio holdings	40
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rheinmetall AG	9.7%
Siemens Energy AG	6.5%
Deutsche Bank AG	4.8%
Heidelberg Materials AG	4.4%
Commerzbank AG	4.4%
HOCHTIEF AG	4.3%
Volkswagen AG	3.3%
RWE AG	3.3%
Bayerische Motoren Werke AG	3.2%
Deutsche Lufthansa AG	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Rheinmetall AG	9.7%
Siemens Energy AG	6.5%
Deutsche Bank AG	4.8%
Heidelberg Materials AG	4.4%
Commerzbank AG	4.4%
HOCHTIEF AG	4.3%
Volkswagen AG	3.3%
RWE AG	3.3%
Bayerische Motoren Werke AG	3.2%
Deutsche Lufthansa AG	3.1%

C000111810 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Switzerland AlphaDEX® Fund
Class Name	First Trust Switzerland AlphaDEX® Fund
Trading Symbol	FSZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 68,684,996
Holdings Count | Holding	40
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$68,684,996
Total number of portfolio holdings	40
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Swissquote Group Holding S.A.	5.2%
Accelleron Industries AG	4.8%
BKW AG	4.7%
Holcim AG	4.6%
Novartis AG	4.4%
Swiss Re AG	4.2%
Helvetia Holding AG	4.0%
Sandoz Group AG	3.8%
Julius Baer Group Ltd.	3.7%
Swisscom AG	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Swissquote Group Holding S.A.	5.2%
Accelleron Industries AG	4.8%
BKW AG	4.7%
Holcim AG	4.6%
Novartis AG	4.4%
Swiss Re AG	4.2%
Helvetia Holding AG	4.0%
Sandoz Group AG	3.8%
Julius Baer Group Ltd.	3.7%
Swisscom AG	3.6%

C000111811 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust India NIFTY 50 Equal Weight ETF
Class Name	First Trust India NIFTY 50 Equal Weight ETF
Trading Symbol	NFTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 212,915,126
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$212,915,126
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Jio Financial Services Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Adani Ports & Special Economic Zone Ltd.	2.1%
Bharat Electronics Ltd.	2.1%
HDFC Life Insurance Co., Ltd.	2.0%
Adani Enterprises Ltd.	2.0%
Power Grid Corp. of India Ltd.	2.0%
UltraTech Cement Ltd.	2.0%
Hindalco Industries Ltd.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Jio Financial Services Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Adani Ports & Special Economic Zone Ltd.	2.1%
Bharat Electronics Ltd.	2.1%
HDFC Life Insurance Co., Ltd.	2.0%
Adani Enterprises Ltd.	2.0%
Power Grid Corp. of India Ltd.	2.0%
UltraTech Cement Ltd.	2.0%
Hindalco Industries Ltd.	2.0%

C000111812 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust United Kingdom AlphaDEX® Fund
Class Name	First Trust United Kingdom AlphaDEX® Fund
Trading Symbol	FKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FKU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[12]
Net Assets	$ 62,833,424
Holdings Count | Holding	77
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$62,833,424
Total number of portfolio holdings	77
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Fresnillo PLC	2.9%
St. James's Place PLC	2.7%
Rolls-Royce Holdings PLC	2.7%
NatWest Group PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.3%
Hiscox Ltd.	2.3%
3i Group PLC	2.3%
Beazley PLC	2.3%
Vodafone Group PLC	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fresnillo PLC	2.9%
St. James's Place PLC	2.7%
Rolls-Royce Holdings PLC	2.7%
NatWest Group PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.3%
Hiscox Ltd.	2.3%
3i Group PLC	2.3%
Beazley PLC	2.3%
Vodafone Group PLC	2.3%

C000112036 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Trading Symbol	FDTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$45	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[13]
Net Assets	$ 7,596,163
Holdings Count | Holding	403
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,596,163
Total number of portfolio holdings	403
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.4%
Metaplanet, Inc.	0.9%
Hanwha Corp.	0.8%
Hyundai Engineering & Construction Co., Ltd.	0.8%
Hyosung Heavy Industries Corp.	0.6%
Harel Insurance Investments & Financial Services Ltd.	0.6%
Nissin Corp.	0.6%
HDC Holdings Co., Ltd.	0.6%
Food & Life Cos., Ltd.	0.6%
Oki Electric Industry Co., Ltd.	0.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	1.4%
Metaplanet, Inc.	0.9%
Hanwha Corp.	0.8%
Hyundai Engineering & Construction Co., Ltd.	0.8%
Hyosung Heavy Industries Corp.	0.6%
Harel Insurance Investments & Financial Services Ltd.	0.6%
Nissin Corp.	0.6%
HDC Holdings Co., Ltd.	0.6%
Food & Life Cos., Ltd.	0.6%
Oki Electric Industry Co., Ltd.	0.6%

C000112037 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Class Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Trading Symbol	FEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[14]
Net Assets	$ 247,649,295
Holdings Count | Holding	205
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$247,649,295
Total number of portfolio holdings	205
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.9%
Newborn Town, Inc.	1.2%
3SBio, Inc.	1.2%
Cia de Saneamento de Minas Gerais Copasa MG	1.1%
Cia De Sanena Do Parana	1.1%
XD, Inc.	1.1%
Tauron Polska Energia S.A.	1.1%
DigiPlus Interactive Corp.	1.1%
Cogna Educacao S.A.	1.0%
MAS PLC	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	1.9%
Newborn Town, Inc.	1.2%
3SBio, Inc.	1.2%
Cia de Saneamento de Minas Gerais Copasa MG	1.1%
Cia De Sanena Do Parana	1.1%
XD, Inc.	1.1%
Tauron Polska Energia S.A.	1.1%
DigiPlus Interactive Corp.	1.1%
Cogna Educacao S.A.	1.0%
MAS PLC	1.0%

C000147004 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Eurozone AlphaDEX® ETF
Class Name	First Trust Eurozone AlphaDEX® ETF
Trading Symbol	FEUZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEUZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$47	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.80%	[15]
Net Assets	$ 60,503,864
Holdings Count | Holding	152
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$60,503,864
Total number of portfolio holdings	152
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	6.1%
Alpha Bank S.A.	1.3%
Indra Sistemas S.A.	1.3%
Rheinmetall AG	1.3%
Auto1 Group SE	1.3%
STMicroelectronics N.V.	1.2%
Commerzbank AG	1.2%
Lottomatica Group S.p.A.	1.2%
Hensoldt AG	1.2%
Sofina S.A.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	6.1%
Alpha Bank S.A.	1.3%
Indra Sistemas S.A.	1.3%
Rheinmetall AG	1.3%
Auto1 Group SE	1.3%
STMicroelectronics N.V.	1.2%
Commerzbank AG	1.2%
Lottomatica Group S.p.A.	1.2%
Hensoldt AG	1.2%
Sofina S.A.	1.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.